Schedule of Investments (unaudited) January 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.7%
City of Birmingham Alabama, GO, CAB, Series A-1, 5.00%, 09/01/25(a)	$915	$1,031,981
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/34	240	274,225
Series A, 5.00%, 12/01/47	655	739,572

		2,045,778

Arizona — 2.3%
Arizona Industrial Development Authority, RB(b) 5.00%, 07/01/54	545	587,117
Series A, 5.00%, 07/01/39	480	499,616
Series A, 5.00%, 07/01/49	545	563,576
Series A, 5.00%, 07/01/54	420	433,759
City of Phoenix Civic Improvement Corp., Refunding RB, AMT, Senior Lien, 5.00%, 07/01/32	1,000	1,051,758
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	305	338,644
Industrial Development Authority of the County of Pima, RB(b) 5.00%, 07/01/39	500	522,612
5.00%, 06/15/47	830	841,195
Industrial Development Authority of the County of Pima, Refunding RB(b) 5.00%, 06/15/49	485	505,975
5.00%, 06/15/52	470	489,844
Maricopa County Industrial Development Authority, Refunding RB 5.00%, 07/01/39(b)	200	226,757
5.00%, 07/01/54(b)	470	520,852
Series A, 5.00%, 09/01/36	575	683,300

		7,265,005

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(b)	1,375	1,481,164

California — 9.9%
California Community Housing Agency, RB, M/F Housing(b)
Series A, 5.00%, 04/01/49	205	220,166
Series A-2, 4.00%, 08/01/47	1,325	1,240,064
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/23(a)	945	1,000,033
Sub-Series A-2, 5.00%, 11/01/47	1,140	1,596,921
California Housing Finance Agency, RB, M/F Housing 3.25%, 08/20/36	848	905,467
Series 2021-1, Class A, 3.50%, 11/20/35	810	885,231
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	1,290	1,297,934
California Statewide Communities Development Authority, Refunding RB, Series A, 4.00%, 12/01/53	865	884,402
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	135	112,735
CSCDA Community Improvement Authority, RB, M/F Housing(b) 3.13%, 06/01/57	730	581,862
4.00%, 06/01/58	1,085	1,022,864

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued) 4.00%, 12/01/58	$855	$801,398
Golden State Tobacco Securitization Corp., Refunding RB 0.00%, 06/01/66(c)	1,860	288,144
Series A-1, 3.50%, 06/01/22(a)	795	802,999
Series A-1, 5.00%, 06/01/22(a)	785	796,775
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, 6.25%, 08/01/43(d)	5,000	5,622,720
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/36	365	419,890
Series A, AMT, 5.00%, 03/01/37	400	459,294
San Diego Community College District, GO, CAB(c) 0.00%, 08/01/31	1,855	1,154,815
0.00%, 08/01/32	2,320	1,356,376
San Diego County Regional Airport Authority, ARB
Series B, AMT, 4.00%, 07/01/51	245	265,909
Series B, AMT, 4.00%, 07/01/56	255	276,710
San Diego Unified School District, GO, CAB(c)
Series C, Election 2008, 0.00%, 07/01/38	1,400	938,846
Series G, Election 2008, 0.00%, 01/01/24(a)	2,730	1,392,508
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	1,110	913,312
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB,
Series A, AMT, 5.00%, 05/01/49	705	828,406
State of California, GO, 5.00%, 04/01/42	1,500	1,509,891
Yosemite Community College District, GO(c)
Series D, 0.00%, 08/01/36	2,000	1,419,796
Series D, Election 2004, 0.00%, 08/01/37	2,790	1,915,380

		30,910,848

Colorado — 1.9%
City & County of Denver Colorado, COP, Series A, 4.00%, 06/01/48	1,165	1,242,989
Colorado Health Facilities Authority, RB, Series A, 4.00%, 11/15/46	945	1,013,891
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	940	1,027,105
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	2,500	2,618,613

		5,902,598

Connecticut — 1.0%
Connecticut Housing Finance Authority, Refunding RB, M/F Housing, Series E-1, (HUD SECT 8), 3.25%, 11/15/54	620	625,256
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-1, 3.80%, 11/15/39	65	67,070
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 07/01/41	1,650	1,815,734
State of Connecticut, GO, Series C, 5.00%, 06/15/32	545	652,652

		3,160,712

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B,
Subordinate, 4.00%, 10/01/49	875	961,767

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 9.5%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	$1,420	$1,519,262
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/55	480	489,953
Series SE, 3.00%, 07/01/31	100	100,632
Series SE, 4.00%, 07/01/41	165	174,015
Series SE, 4.00%, 07/01/51	190	197,288
Series SE, 4.00%, 07/01/56	160	165,404
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/49	525	182,931
Series A, 0.00%, 09/01/53	560	163,442
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	425	470,135
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	160	174,800
Series A, AMT, 5.00%, 10/01/22(a)	1,730	1,780,397
County of Miami-Dade Seaport Department, ARB(a)
Series A, 6.00%, 10/01/23	1,780	1,930,577
Series B, AMT, 6.00%, 10/01/23	1,150	1,246,491
Series B, AMT, 6.25%, 10/01/23	360	391,435
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/41	505	265,713
Series A-2, 0.00%, 10/01/42	675	341,468
Series A-2, 0.00%, 10/01/43	615	298,784
Series A-2, 0.00%, 10/01/44	625	292,279
Series A-2, 0.00%, 10/01/45	525	236,521
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	850	917,923
Florida Development Finance Corp., RB(b) AMT, 5.00%, 05/01/29	480	506,773
Series A, AMT, 5.00%, 08/01/29(e)	185	188,428
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	270	288,975
Greater Orlando Aviation Authority, ARB
Sub-Series A, AMT, 5.00%, 10/01/37	660	766,549
Sub-Series A, AMT, 5.00%, 10/01/47	2,170	2,474,672
Sub-Series A, AMT, 5.00%, 10/01/52	1,330	1,513,951
Lakewood Ranch Stewardship District, SAB, S/F Housing 4.00%, 05/01/40	235	244,162
4.00%, 05/01/50	395	403,940
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	2,635	2,917,214
Miami-Dade County Seaport Department, Refunding RB, Series A-1, AMT, (AGM), 4.00%, 10/01/45	790	884,715
Orange County Health Facilities Authority, Refunding RB 5.00%, 08/01/41	495	537,589
5.00%, 08/01/47	1,435	1,555,695
Orange County Housing Finance Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 3.75%, 09/01/47	150	156,639
Palm Beach County Health Facilities Authority, RB, Series B, 4.00%, 11/15/41	140	156,063
Putnam County Development Authority, Refunding RB, Series A, 5.00%, 03/15/42	1,560	1,779,667

Security	Par (000)	Value

Florida (continued)
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(a)	$1,040	$1,101,444
State of Florida, GO, Series B, 4.00%, 07/01/39	1,840	2,070,631
Storey Creek Community Development District, SAB, 4.13%, 12/15/49	500	525,451

		29,412,008

Georgia — 1.5%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(a)	440	494,136
George L Smith II Congress Center Authority, RB, 4.00%, 01/01/54	280	302,010
LaGrange-Troup County Hospital Authority, Refunding RB, 4.00%, 04/01/47	1,110	1,199,576
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/43	615	714,216
Municipal Electric Authority of Georgia, RB 4.00%, 01/01/49	470	513,041
5.00%, 01/01/56	645	743,735
Private Colleges & Universities Authority, RB, 5.00%, 04/01/24(a)	670	723,803

		4,690,517

Hawaii — 0.4%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,150	1,261,925

Illinois — 10.4%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	985	1,150,036
Series A, 5.00%, 12/01/38	400	466,308
Series A, 5.00%, 12/01/39	360	419,081
Series A, 5.00%, 12/01/40	730	847,764
Series A, 5.00%, 12/01/41	470	546,774
Chicago Board of Education, Refunding GO, Series A, 5.00%, 12/01/30	840	989,549
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(c)	225	209,036
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/34	505	537,150
Chicago O’Hare International Airport, ARB, Series D, Senior Lien, 5.25%, 01/01/42	2,585	3,002,519
Chicago O’Hare International Airport, Refunding ARB, Series C, AMT, Senior Lien, 5.38%, 01/01/39	3,235	3,350,554
Illinois Finance Authority, Refunding RB
Series C, 4.13%, 08/15/37	665	711,041
Series C, 5.00%, 08/15/44	305	335,386
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	360	391,938
Illinois State Toll Highway Authority, RB
Series A, 4.00%, 01/01/46	1,760	1,990,363
Series B, 5.00%, 01/01/37	2,465	2,783,909
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	670	757,035
Metropolitan Pier & Exposition Authority, RB, CAB, Series A, (NPFGC), 0.00%, 12/15/36(c)	10,000	6,463,660
Metropolitan Pier & Exposition Authority, Refunding RB 4.00%, 06/15/50	515	546,050
Series B, (AGM), 0.00%, 06/15/44(c)	2,980	1,492,059

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Regional Transportation Authority, RB, Series B, (NPFGC), 5.75%, 06/01/33	$2,000	$2,573,450
State of Illinois, GO 5.25%, 02/01/32	870	931,472
5.50%, 07/01/33	710	749,622
5.25%, 02/01/34	600	642,394
5.50%, 07/01/38	390	411,764

		32,298,914

Indiana — 0.4%
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/23(a)	1,215	1,282,763

Louisiana — 1.8%
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/46	2,400	2,739,943
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,620	2,835,466

		5,575,409

Maine — 0.1%
Maine State Housing Authority, RB, S/F Housing, Series B, 3.35%, 11/15/44	175	180,087

Maryland — 0.3%
City of Baltimore Maryland, Refunding TA, Series A, Senior Lien, 3.63%, 06/01/46(b)	655	660,893
Maryland Economic Development Corp., RB, 5.00%, 07/01/56	145	169,138

		830,031

Massachusetts — 2.0%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,855	2,073,882
Massachusetts Development Finance Agency, Refunding RB, 4.00%, 07/01/41	815	896,880
Massachusetts Educational Financing Authority, RB, Series C, AMT, Subordinate, 3.00%, 07/01/51	515	489,822
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.85%, 06/01/46	55	57,162
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	660	678,090
Massachusetts School Building Authority, RB
Series A, 5.00%, 05/15/23(a)	1,110	1,169,131
Sub-Series B, 4.00%, 02/15/43	670	703,791

		6,068,758

Michigan — 4.2%
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	545	591,203
Michigan Finance Authority, Refunding RB 4.00%, 11/15/46	1,050	1,118,293
Series A, 4.00%, 12/01/40	2,630	2,907,231
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 2.45%, 10/01/46	625	573,488
Series A, 4.15%, 10/01/53	1,680	1,774,038
Series A, 2.70%, 10/01/56	2,240	2,070,322
Michigan State Housing Development Authority, RB, S/F Housing, Series B, 2.95%, 12/01/39	450	452,165
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	570	684,377

Security	Par (000)	Value

Michigan (continued)
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	$1,465	$1,682,917
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 09/01/39	720	772,601
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(a)	340	364,367

		12,991,002

Missouri — 0.6%
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	1,140	1,253,941
Missouri Housing Development Commission, RB, S/F Housing, (FHLMC, FNMA, GNMA), 2.20%, 11/01/46	740	642,363

		1,896,304

Nebraska — 0.9%
Central Plains Energy Project, RB, 5.25%, 09/01/37	2,650	2,714,045

New Jersey — 8.8%
New Jersey Economic Development Authority, RB
Series WW, 5.25%, 06/15/25(a)	15	16,973
Series WW, 5.25%, 06/15/33	135	150,966
Series WW, 5.00%, 06/15/34	180	199,647
Series WW, 5.00%, 06/15/36	800	885,830
Series WW, 5.25%, 06/15/40	305	336,544
AMT, 5.13%, 01/01/34	610	650,821
AMT, 5.38%, 01/01/43	790	843,323
New Jersey Economic Development Authority, Refunding RB, Sub-Series A, 4.00%, 07/01/32	295	320,443
New Jersey Educational Facilities Authority, Refunding RB, Series A, 5.00%, 07/01/42	800	907,742
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	800	832,098
New Jersey Higher Education Student Assistance Authority, Refunding RB 1st Series, AMT, 5.50%, 12/01/25	165	165,147
1st Series, AMT, 5.50%, 12/01/26	115	115,100
1st Series, AMT, 5.75%, 12/01/28	65	65,059
Series B, AMT, 3.25%, 12/01/39	2,150	2,239,118
Sub-Series C, AMT, 3.63%, 12/01/49	645	631,218
New Jersey Housing & Mortgage Finance Agency, Refunding RB, 2nd Series, AMT, 4.35%, 11/01/33	840	851,581
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	1,400	1,599,563
Series A, 0.00%, 12/15/29(c)	225	187,020
Series AA, 5.25%, 06/15/33	1,315	1,384,652
Series AA, 5.00%, 06/15/38	1,180	1,272,293
Series AA, 5.50%, 06/15/39	4,650	4,901,444
Series AA, 5.00%, 06/15/45	790	943,055
Series AA, 3.00%, 06/15/50	235	231,923
Series D, 5.00%, 06/15/32	525	575,946
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.00%, 12/15/39	925	1,019,872
South Jersey Transportation Authority, RB, Series A, 4.00%, 11/01/50	510	563,163
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/34	820	965,153
Series A, 5.00%, 06/01/36	1,220	1,432,851

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series A, 4.00%, 06/01/37	$745	$823,509
Sub-Series B, 5.00%, 06/01/46.	2,005	2,256,930

		27,368,984

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/39	170	187,368
New Mexico Hospital Equipment Loan Council, Refunding RB, Series VIC, 5.00%, 08/01/44	325	360,222

		547,590

New York — 8.5%
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.00%, 11/15/56	1,330	1,451,526
New York City Housing Development Corp., RB, M/F Housing, Series I-1, (FHA), 2.55%, 11/01/45	1,000	936,733
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/46	1,000	1,098,268
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/32	2,200	2,265,910
New York City Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/48.	5,000	5,440,060
New York Liberty Development Corp., Refunding RB Series 1, Class 1, 5.00%, 11/15/44(b)	975	1,048,928
Series A, 2.88%, 11/15/46	4,030	3,841,251
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	395	438,763
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	4,950	5,253,871
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	350	418,686
AMT, 5.00%, 10/01/40	1,000	1,182,649
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	555	606,322
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,110	1,202,926
Series 207, AMT, 4.00%, 09/15/43	410	441,004
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44	830	796,492

		26,423,389

Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,245	4,649,846
County of Butler Ohio, Refunding RB, 4.00%, 11/15/37	890	978,878
Montgomery County, Refunding RB, 4.00%, 08/01/51	2,310	2,576,858
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	120	125,323
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/32	610	634,872
Series A-1, Junior Lien, 5.25%, 02/15/33	850	884,430

		9,850,207

Oklahoma — 0.2%
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	495	551,781

Security	Par (000)	Value

Oregon — 0.4%
Clackamas Community College District, GO, Series A, 5.00%, 06/15/40	$390	$456,579
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	875	481,693
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	245	251,999

		1,190,271

Pennsylvania — 12.3%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/56	1,610	1,907,356
Bucks County Industrial Development Authority, RB 4.00%, 07/01/46	100	109,142
4.00%, 07/01/51	100	108,601
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/35	670	771,192
Series B, AMT, 5.00%, 07/01/47	765	874,836
Commonwealth Financing Authority, RB (AGM), 4.00%, 06/01/39	935	1,040,598
Series B, 5.00%, 06/01/22(a)	2,110	2,141,382
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	840	890,265
Montgomery County, Refunding RB, 4.00%, 05/01/52(f)	1,050	1,142,798
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	875	972,534
Series B, 4.00%, 03/15/40	3,000	3,199,974
AMT, 5.00%, 12/31/34	2,220	2,511,586
AMT, 5.00%, 12/31/38	1,155	1,295,082
AMT, 5.00%, 06/30/42	3,300	3,670,128
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	835	914,251
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	180	164,310
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	3,175	3,463,512
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, AMT, 3.85%, 04/01/38	1,760	1,868,280
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	550	605,365
Series A-1, 5.00%, 12/01/41	730	834,149
Series B, 5.00%, 12/01/40	285	320,524
Series C, 5.50%, 12/01/23(a)	490	530,085
Series C, 5.00%, 12/01/39	2,900	3,184,261
Sub-Series A-1, Subordinate, 5.00%, 12/01/41	1,755	1,954,661
Pennsylvania Turnpike Commission, Refunding RB 3rd Series, 4.00%, 12/01/38	1,835	2,032,004
Series A-1, 5.00%, 12/01/40	680	758,401
School District of Philadelphia, GO, Series A, (SAW), 4.00%, 09/01/46	575	641,768
School District of Philadelphia, Refunding, Series F, (SAW), 5.00%, 09/01/38	270	308,015

		38,215,060

Puerto Rico — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,407	5,916,139
Series A-1, Restructured, 5.00%, 07/01/58	3,922	4,363,696

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.33%, 07/01/40	$1,324	$1,437,202
Series A-2, Restructured, 4.78%, 07/01/58	276	303,059
Series B-1, Restructured, 4.75%, 07/01/53	424	464,940
Series B-2, Restructured, 4.78%, 07/01/58	411	451,602
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,089	1,645,889

		14,582,527

Rhode Island — 1.6%
Rhode Island Housing and Mortgage Finance Corp., Refunding RB, S/F Housing, Series 75-A, 2.35%, 10/01/44	1,075	972,966
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	415	470,709
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	945	1,002,549
Series B, 5.00%, 06/01/50	2,340	2,541,998

		4,988,222

South Carolina — 6.9%
Charleston County Airport District, ARB, Series A, AMT, 5.50%, 07/01/41	1,360	1,436,322
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	338,448
4.38%, 11/01/49	465	495,253
South Carolina Jobs-Economic Development Authority, RB
5.00%, 11/01/48	2,010	2,354,693
5.00%, 01/01/55(b)	855	874,022
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/38	2,220	2,597,193
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(a)	2,040	2,314,317
AMT, 5.00%, 07/01/48	470	543,493
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	3,935	4,282,437
Series E, 5.50%, 12/01/53	2,820	3,021,131
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/38	1,840	1,961,994
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series A, 2.25%, 07/01/46	1,310	1,182,260

		21,401,563

South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37	1,085	1,191,335

Tennessee — 0.7%
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	750	828,469

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/46	$1,110	$1,247,677
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 10/01/49	210	221,406

		2,297,552

Texas — 13.5%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	115	102,419
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/37	1,240	1,348,650
Central Texas Turnpike System, Refunding RB, Series A, 5.00%, 08/15/22(a)	605	619,357
City of Houston Texas Airport System Revenue, RB, Series A, AMT, 6.63%, 07/15/38	405	406,588
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	230	262,788
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	225	256,770
Sub-Series A, AMT, 4.00%, 07/01/39	450	507,944
Sub-Series A, AMT, 4.00%, 07/01/40	360	404,933
Sub-Series A, AMT, 4.00%, 07/01/47	350	381,190
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(a)	500	520,844
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	865	925,127
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(a)(c)	3,020	1,500,487
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/36(c)	1,850	1,047,901
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	450	474,359
North Texas Tollway Authority, RB, CAB, Series C, 6.75%, 09/01/31(a)	10,000	14,068,640
North Texas Tollway Authority, Refunding RB
4.25%, 01/01/49	1,090	1,198,290
Series A, 5.00%, 01/01/43	790	934,162
Series B, 5.00%, 01/01/40	530	547,466
San Antonio Public Facilities Corp., Refunding RB(c)
0.00%, 09/15/35	1,150	604,161
0.00%, 09/15/36	3,875	1,919,621
0.00%, 09/15/37	17,775	8,292,038
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/35	1,815	2,178,073
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	750	801,896
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	260	272,316
Texas Department of Housing & Community Affairs, RB, S/F Housing 3.13%, 07/01/47(f)	900	906,764

5

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Department of Housing & Community Affairs, RB, S/F Housing (continued)
Series A, (GNMA), 4.25%, 09/01/43	$275	$288,655
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/45	1,135	1,264,025

		42,035,464

Utah — 0.7%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	1,095	1,252,373
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	395	457,206
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39(b)	185	194,781
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	335	376,368

		2,280,728

Virginia — 0.0%
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/55	105	115,853

Washington — 3.4%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,730	1,977,378
Series C, AMT, 5.00%, 04/01/40	900	979,937
Port of Seattle Washington, Refunding ARB, Series C, AMT, 5.00%, 08/01/46	2,145	2,600,701
Snohomish County Housing Authority, Refunding RB, 4.00%, 04/01/44	430	463,662
Washington Health Care Facilities Authority, RB 4.00%, 10/01/45	630	660,239
Series B, 5.00%, 08/15/44	3,000	3,057,087
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	856	901,836

		10,640,840

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	870	938,477

Wisconsin — 2.5%
Public Finance Authority, RB(b) 5.00%, 06/15/51	555	557,862
5.00%, 10/15/56	215	229,030
Series A, 5.00%, 07/15/39	100	109,732
Series A, 5.00%, 07/01/40	300	323,244
Series A, 5.00%, 07/15/49	355	383,699
Series A, 5.00%, 07/15/54	170	183,107
Series A-1, 5.00%, 01/01/55	535	574,665
Public Finance Authority, Refunding RB, 5.00%, 09/01/39(b)	295	314,343
Wisconsin Health & Educational Facilities Authority, RB, 4.00%, 08/15/51	1,805	1,988,025

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.15%, 11/01/48	$1,920	$2,088,348
Series A, 4.45%, 05/01/57	1,030	1,098,275

		7,850,330

Total Municipal Bonds — 117.0% (Cost: $333,977,754)		363,399,808

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

California(h) — 1.7%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	3,392	3,635,931
Los Angeles Unified School District, GO, Series B-1, 5.25%, 07/01/42	1,391	1,660,357

		5,296,288

Colorado — 0.8%
City & County of Denver Colorado Airport System
Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(h)	2,084	2,476,673

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,231	1,390,734

District of Columbia — 1.0%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	920	984,405
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/30	2,190	2,244,570

		3,228,975

Florida — 6.2%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	2,740	3,033,753
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	2,340	2,716,075
County of Broward Florida Port Facilities Revenue, ARB, Series B, AMT, 4.00%, 09/01/49	2,050	2,237,160
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(a)	1,540	1,582,951
County of Seminole Florida Sales Tax Revenue, Refunding RB, Series B, (NPFGC), 5.25%, 10/01/31	4,200	5,335,491
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(h)	2,117	2,331,946
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	2,100	2,106,875

		19,344,251

Georgia — 1.1%
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.70%, 06/01/49	1,739	1,844,108
Georgia Ports Authority, RB, 4.00%, 07/01/51(h)	1,471	1,688,533

		3,532,641

Illinois — 4.9%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	490	491,714
Illinois State Toll Highway Authority, RB Series A, 5.00%, 01/01/38	1,858	1,921,293

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois State Toll Highway Authority, RB (continued) Series B, 5.00%, 01/01/40	$930	$1,041,902
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	10,000	11,752,590

		15,207,499

Louisiana — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/25(a)	1,350	1,470,907

Maryland — 1.3%
City of Baltimore Maryland, RB
Series A, 5.00%, 07/01/41	2,478	2,860,064
Series A, 5.00%, 07/01/46	939	1,080,481

		3,940,545

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,321	1,417,879

Michigan — 1.8%
Michigan Finance Authority, RB
Series A, 5.00%, 11/01/44	1,750	1,946,116
Series A, 4.00%, 02/15/50	2,550	2,779,663
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	760	852,179

		5,577,958

Nevada — 2.2%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/38	2,716	3,227,383
Las Vegas Valley Water District, Refunding GO,
Series A, 5.00%, 06/01/46	3,080	3,490,340

		6,717,723

New Jersey — 1.7%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	720	822,675
New Jersey Turnpike Authority, Refunding RB
Series B, 4.00%, 01/01/37	2,054	2,301,011
Series G, 4.00%, 01/01/43	1,906	2,100,812

		5,224,498

New York — 7.7%
Metropolitan Transportation Authority, RB, Sub- Series D-1, 5.25%, 11/15/44	3,080	3,337,185
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,940	2,070,081
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 4.00%, 07/15/42(h)	1,500	1,518,711
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series A-3, 5.00%, 08/01/40(h)	2,714	3,188,516
New York City Water & Sewer System, Refunding RB
Series CC, 5.00%, 06/15/23(a)	2,312	2,433,243
Series CC, 5.00%, 06/15/47	2,608	2,744,204
Series DD, 5.00%, 06/15/35	1,470	1,598,882
Series FF, 5.00%, 06/15/39	2,595	2,883,509

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	$1,573	$1,708,932
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,001	2,306,185
		23,789,448

Ohio — 1.6%
Northeast Ohio Regional Sewer District, Refunding RB 4.00%, 11/15/24(a)(h)	1,110	1,183,617
4.00%, 11/15/43	2,581	2,895,237
4.00%, 11/15/49(h)	765	814,985

		4,893,839

Pennsylvania — 1.1%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 129, 3.40%, 10/01/49	1,362	1,402,007
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/44	1,094	1,132,623
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	800	884,942

		3,419,572

South Carolina — 0.6%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(h)	1,770	1,931,173

Texas — 3.3%
Harris County Toll Road Authority, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	1,094	1,302,070
Houston Community College System, GO, 4.00%, 02/15/23(a)	1,305	1,347,931
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	1,649	1,671,928
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/41	3,080	3,523,307
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	805	838,372
Series A, (GNMA), 3.00%, 09/01/45	408	405,122
Series A, (GNMA), 3.75%, 09/01/49	442	459,641
Series A, (GNMA), 3.00%, 03/01/50	772	767,615

		10,315,986

Utah — 1.7%
County of Utah, RB, Series B, 4.00%, 05/15/47	5,135	5,359,839

Virginia — 0.8%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.50%, 07/01/57	1,962	2,357,677

Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/38	2,565	3,138,109

7

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/42	$1,920	$1,967,593

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.5% (Cost: $124,720,521)		131,999,807

Total Long-Term Investments — 159.5% (Cost: $458,698,275)		495,399,615

	Shares

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(i)(j)	7,562,191	7,562,191

Total Short-Term Securities — 2.4% (Cost: $7,562,910)		7,562,191

Total Investments — 161.9% (Cost: $466,261,185)		502,961,806
Other Assets Less Liabilities — 0.3%		884,502
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.7)%		(76,640,782)
VMTP Shares at Liquidation Value — (37.5)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$ 310,705,526

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	When-issued security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 2, 2022 to July 1, 2029, is $12,620,583.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,059,716	$6,503,229	(a)	$—	$(35)	$(719)	$7,562,191	7,562,191	$432	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	96	03/22/22	$12,285	$154,477
U.S. Long Bond	56	03/22/22	8,710	165,025
5-Year U.S. Treasury Note	125	03/31/22	14,902	144,940

				$464,442

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$363,399,808	$—	$363,399,808
Municipal Bonds Transferred to Tender Option Bond Trusts	—	131,999,807	—	131,999,807
Short-Term Securities
Money Market Funds	7,562,191	—	—	7,562,191

	$7,562,191	$495,399,615	$—	$502,961,806

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$464,442	$—	$—	$464,442

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(76,620,090)	$—	$(76,620,090)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

	$—	$(193,120,090)	$—	$(193,120,090)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

Portfolio Abbreviation (continued)

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

9

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Portfolio Abbreviation (continued)

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	10